UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06173

UBS Municipal Money Market Series
(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114
(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant's telephone number, including area code: 212-882 5000

Date of fiscal year end:	June 30

Date of reporting period:	September 30, 2005

Item 1.  Schedule of Investments

UBS RMA New Jersey Municipal Money Fund

SCHEDULE OF INVESTMENTS — September 30, 2005 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Municipal Bonds and Notes—98.79%
3,300	New Jersey Economic Development Authority (Bayonne Project Improvement), Series B	A	2.800	3,300,000
5,370	New Jersey Economic Development Authority (Bayonne Project Improvement), Series C	A	2.800	5,370,000
2,800	New Jersey Economic Development Authority (Center for Aging-Applewood)	A	2.680	2,800,000
790	New Jersey Economic Development Authority (Church and Dwight Co. Project)	A	2.750	790,000
4,000	New Jersey Economic Development Authority (Crowley Liner Services Project)	A	2.720	4,000,000
1,750	New Jersey Economic Development Authority (Danic Urban Renewal)	A	2.750	1,750,000
1,985	New Jersey Economic Development Authority (Institute of Electrical), Series A	A	2.710	1,985,000
405	New Jersey Economic Development Authority (Kenwood USA Corp. Project)	A	2.700	405,000
1,200	New Jersey Economic Development Authority (Lawrenceville School Project)	A	2.680	1,200,000
3,575	New Jersey Economic Development Authority (Lawrenceville School Project), Series B	A	2.680	3,575,000
4,300	New Jersey Economic Development Authority (Stolthaven Project), Series A	A	2.760	4,300,000
2,000	New Jersey Economic Development Authority (Thermal Energy Limited Partnership)	A	2.800	2,000,000
2,000	New Jersey Economic Development Authority (Transportation), Series N10-Regulation D	A	2.780	2,000,000
3,200	New Jersey Economic Development Authority Speciality Facilities Revenue (Port Newark Container LLC)	A	2.770	3,200,000
1,600	New Jersey Economic Development Authority Water Facilities Revenue Refunding (United Water NJ, Inc. Project), Series A	A	2.800	1,600,000
2,100	New Jersey Economic Development Authority Water Facilities Revenue Refunding (United Water NJ, Inc. Project), Series B	A	2.950	2,100,000
5,800	New Jersey Educational Facilities Authority (College of New Jersey), Series A	A	2.710	5,800,000
4,600	New Jersey Educational Facilities Authority (Princeton University), Series B	A	2.680 to 2.950	4,600,000
1,900	New Jersey Health Care Facilities Authority (Community Hospital Group), Series A-1	A	2.710	1,900,000
1,950	New Jersey Health Care Facilities Authority (Robert Wood Johnson University)	A	2.710	1,950,000
4,770	New Jersey Health Care Facilities Authority (St. Barnabas), Series A	A	2.720	4,770,000
5,800	New Jersey Health Care Facilities Authority (St. Peter’s Hospital), Series B	A	2.770	5,800,000
5,000	New Jersey Health Care Facilities Authority (Variable Capital Health Systems Obligation), Group B	A	2.710	5,000,000
2,900	New Jersey Sports & Exposition Authority, Series B-1	A	2.700	2,900,000
5,570	New Jersey State Housing & Mortgage Finance Agency Revenue (Single Family Housing), Series N	A	2.750	5,570,000
4,000	New Jersey Turnpike Authority	A	2.710	4,000,000
2,000	New Jersey Turnpike Authority (Putters Series 155)	A	2.770	2,000,000
1,210	Atlantic County New Jersey Improvement Authority Revenue (Pooled Government Loan Program)	A	2.750	1,210,000
2,000	Hopewell Township Bond Anticipation Notes	11/18/05	3.000	2,000,313
3,000	Mercer County Improvement Authority (Atlantic Foundation)	A	2.700	3,000,000
1,850	Monmouth County Improvement Authority (Pooled Government Loan Program)	A	2.600	1,850,000
4,000	Pequannock Township Bond Anticipation Notes	08/03/06	4.000	4,035,581
4,135	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 3	A	2.820	4,135,000
2,500	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 4	A	2.860	2,500,000
1,655	Port Authority of New York and New Jersey Special Obligation Revenue (Versatile Structure Obligation), Series 5	A	2.820	1,655,000
4,115	Rutgers State University Refunding, Series A	A	2.710	4,115,000
1,525	Salem County Pollution Control Financing Refunding (Atlantic City Electric), Series A	A	2.740	1,525,000
2,000	Somerville New Jersey Bond Anticipation Notes	05/12/06	4.000	2,010,916
3,000	Union County Improvement Authority (Cedar Glen Housing Corp.), Series A	A	2.790	3,000,000
3,960	Union County Industrial Pollution Control Financing Authority (Exxon Project)	A	2.640	3,960,000

Value ($)

Total Investments (cost—$119,661,810 which approximates cost for federal income tax purposes)(1)—98.79%	119,661,810
Other assets in excess of liabilities—1.21%	1,471,597
Net Assets (applicable to 121,129,995 shares of beneficial interest outstanding equivalent to $1.00 per share)—100.00%	121,133,407

A—Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2005 and reset periodically.

(1)          Investments are valued at amortized cost, unless the Fund’s Board of Trustees determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

Weighted average maturity – 19 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated June 30, 2005.

Item 2.  Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)    The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)     Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Municipal Money Market Series

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ W. Douglas Beck
W. Douglas Beck
President

Date:	November 29, 2005

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	November 29, 2005